Goodwill and Intangible Assets - Summary of Changes in Goodwill and Intangible Assets (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	₱ 67,825
Amortization of intangible assets (Notes 5 and 15)	2,496	₱ 758	₱ 892
Ending balance	65,329	67,825
Costs [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	77,339
Translation and other adjustments	(971)
Ending balance	76,368	77,339
Accumulated depreciation, impairment and amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(9,514)	(8,756)
Amortization of intangible assets (Notes 5 and 15)	2,496	758
Translation and other adjustments	(971)
Ending balance	(11,039)	(9,514)	(8,756)
Intangible Assets with Finite Life [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	1,941
Ending balance	3,950	1,941
Intangible Assets with Finite Life [Member] | Costs [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	10,801
Reclassification	4,505
Translation and other adjustments	(971)
Ending balance	14,335	10,801
Intangible Assets with Finite Life [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(8,860)	(8,102)
Amortization of intangible assets (Notes 5 and 15)	2,496	758
Translation and other adjustments	(971)
Ending balance	(10,385)	(8,860)	(8,102)
Intangible assets other than goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	6,446
Ending balance	3,950	6,446
Intangible assets other than goodwill [member] | Costs [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	15,306
Translation and other adjustments	(971)
Ending balance	14,335	15,306
Intangible assets other than goodwill [member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(8,860)	(8,102)
Amortization of intangible assets (Notes 5 and 15)	2,496	758
Translation and other adjustments	(971)
Ending balance	(10,385)	(8,860)	(8,102)
Goodwill [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	61,379
Ending balance	61,379	61,379
Goodwill [Member] | Costs [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	62,033
Ending balance	62,033	62,033
Goodwill [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(654)	(654)
Ending balance	(654)	(654)	(654)
Intangible Assets with Indefinite Life [Member] | Trademark [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	4,505
Ending balance		4,505
Intangible Assets with Indefinite Life [Member] | Trademark [Member] | Costs [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	4,505
Reclassification	(4,505)
Ending balance		4,505
Intangible Assets with Finite Life [Member] | Trademark [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Ending balance	₱ 2,628
Estimated useful lives (in years)	10 years
Remaining useful lives (in years)	1 year
Intangible Assets with Finite Life [Member] | Trademark [Member] | Costs [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Reclassification	₱ 4,505
Ending balance	4,505
Intangible Assets with Finite Life [Member] | Trademark [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Amortization of intangible assets (Notes 5 and 15)	1,877
Ending balance	(1,877)
Intangible Assets with Finite Life [Member] | Franchise [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	1,496
Ending balance	₱ 1,310	₱ 1,496
Estimated useful lives (in years)	16 years	16 years
Remaining useful lives (in years)	7 years	8 years
Intangible Assets with Finite Life [Member] | Franchise [Member] | Costs [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	₱ 3,016
Ending balance	3,016	₱ 3,016
Intangible Assets with Finite Life [Member] | Franchise [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(1,520)	(1,334)
Amortization of intangible assets (Notes 5 and 15)	186	186
Ending balance	(1,706)	(1,520)	(1,334)
Intangible Assets with Finite Life [Member] | Customer List [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	425
Ending balance		₱ 425
Remaining useful lives (in years)		1 year
Intangible Assets with Finite Life [Member] | Customer List [Member] | Bottom of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Estimated useful lives (in years)		2 years
Intangible Assets with Finite Life [Member] | Customer List [Member] | Top of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Estimated useful lives (in years)		9 years
Intangible Assets with Finite Life [Member] | Customer List [Member] | Costs [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	4,726
Translation and other adjustments	(23)
Ending balance	4,703	₱ 4,726
Intangible Assets with Finite Life [Member] | Customer List [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(4,301)	(3,790)
Amortization of intangible assets (Notes 5 and 15)	425	511
Translation and other adjustments	(23)
Ending balance	(4,703)	(4,301)	(3,790)
Intangible Assets with Finite Life [Member] | Licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	20
Ending balance	₱ 12	₱ 20
Estimated useful lives (in years)	18 years	18 years
Remaining useful lives (in years)	2 years	3 years
Intangible Assets with Finite Life [Member] | Licenses | Costs [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	₱ 1,079
Translation and other adjustments	(944)
Ending balance	135	₱ 1,079
Intangible Assets with Finite Life [Member] | Licenses | Accumulated depreciation, impairment and amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(1,059)	(1,051)
Amortization of intangible assets (Notes 5 and 15)	8	8
Translation and other adjustments	(944)
Ending balance	(123)	₱ (1,059)	(1,051)
Intangible Assets with Finite Life [Member] | Spectrum [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Estimated useful lives (in years)		15 years
Intangible Assets with Finite Life [Member] | Spectrum [Member] | Costs [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	1,205
Ending balance	1,205	₱ 1,205
Intangible Assets with Finite Life [Member] | Spectrum [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(1,205)	(1,152)
Amortization of intangible assets (Notes 5 and 15)		53
Ending balance	(1,205)	₱ (1,205)	(1,152)
Intangible Assets with Finite Life [Member] | Others [Member] | Bottom of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Estimated useful lives (in years)		1 year
Intangible Assets with Finite Life [Member] | Others [Member] | Top of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Estimated useful lives (in years)		10 years
Intangible Assets with Finite Life [Member] | Others [Member] | Costs [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	775
Translation and other adjustments	(4)
Ending balance	771	₱ 775
Intangible Assets with Finite Life [Member] | Others [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(775)	(775)
Translation and other adjustments	(4)
Ending balance	₱ (771)	₱ (775)	₱ (775)